CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net income (loss)	$ (75,053)	$ 41,004	$ (64,155)
Adjustments to reconcile net income (loss) to net cash (used in) provided by operating activities:
Impairment on intangible assets		2,351	739
Depreciation and amortization	16,138	8,640	6,262
(Gain) loss on disposal of equipments	128	(24)	(5)
Gain on disposal of discontinued operations			(1,341)
Exchange (gain) loss on dual currency deposit and offshore accounts	1,769	(7,753)	(3,781)
Provision for doubtful accounts-accounts receivable	1,357	831	446
Provision for other current assets	3,543
Provision for advance to supplier	1,020
Gain on short-term investments	(4,317)	(50,911)
(Earnings) loss in equity method investments	7,471	(1,320)
Gain on disposal of cost method investments			(40)
Impairment on long lived assets		79
Change in fair value of warrants			74,364
Share-based compensation expense	10,897	5,523	2,798
Changes in operating assets and liabilities:
Accounts and notes receivable	(4,639)	213	(339)
Prepaid expenses and other current assets	4,199	(29,446)	(4,261)
Other non-current assets	(5,054)	(1,332)
Accounts payable	15,933	12,344	4,030
Amounts due from related parties	341	1,364
Accrued expenses and other payables	11,603	12,561	1,228
Deferred revenue and advance from customers	3,104	2,319	2,268
Income tax payable	(494)	1,125	427
Deferred income taxes	967	(768)	(1,352)
Net cash provided by (used in) operating activities	(11,087)	(3,200)	17,288
Cash flows from investing activities:
Considerations paid for business acquisition (net of cash acquired of $nil, $5,332 and $nil for the years ended December 31, 2010, 2011 and 2012, respectively)		(74,268)
(Increase) decrease in term deposits	150,911	(696,939)
Sales of short-term investments	81,136	331,420	1,713,833
Proceeds from sale of call options	1,297
Proceeds from repayment of Series 2012-A Senior Secured Refi Loan Notes	414
Purchase of short-term investments	(140,677)	(311,262)	(1,712,243)
Purchase of equity method investments	(55,155)	(46,599)
Purchases of equipment and property	(39,639)	(18,998)	(5,701)
Purchases of Series 2012-A Senior Secured Refi Loan Notes	(10,000)
Proceeds from disposal of equipment		89	11
Purchase of cost method investment		(2,460)
Purchases of intangible assets	(1,029)	(325)	(165)
Proceeds from sales of discontinued business		18,443
Net cash used in investing activities	(12,742)	(800,899)	(4,265)
Cash flows from financing activities:
Issuance of ordinary shares			2,104
Repurchase of ordinary shares	(53,630)	(44,361)	(42,455)
Shares issued during IPO		777,379
Proceeds from exercise of Series D warrants		198,090	84,106
Proceeds from exercise of share options	1,898	14,233	1,566
Advances to shareholders	(1,605)
Cash received for share subscription receivable		4,909
Capital contribution from noncontrolling interest shareholders		542
Consideration paid for acquiring 35% noncontrolling interest in Qingting	(555)
Net cash provided by (used in) financing activities	(53,892)	950,792	32,721
Net increase (decrease) in cash and cash equivalents	(77,721)	146,693	45,744
Cash and cash equivalents at beginning of year	284,643	136,063	90,376
Effect of exchange rate changes	516	1,887	(57)
Cash and cash equivalents at end of year	207,438	284,643	136,063
Supplemental cash flow information:
Income taxes paid	481	376	8
Non cash investing and financing actions:
Receivable for disposition of Mop.com and Gummy Inc. (Note 4)			18,141
Receivable for exercise of Tranche 4 Series D warrants (Note 19)			198,090
Non cash capital contribution by noncontrolling shareholder of JiehunChina	229
Class A ordinary shares
Cash flows from financing activities:
Repurchase of ordinary shares			(6,840)
Class B ordinary shares
Cash flows from financing activities:
Repurchase of ordinary shares			$ (5,760)